SECURITIES AND EXCHANGE COMMISSION
                 Washington, DC  20549

                 Rule 24f-2 Notice for

                   IAI Bond Fund and
              IAI Institutional Bond Fund
              (collectively, the "Funds")

                separate portfolios of

             IAI Investment Funds I, Inc.
                     File #2-59115


1.   The Funds' most recent fiscal year ended
     November 30, 1995.

2. No securities have been registered during the fiscal year ended November 30, 1995, other than pursuant to Rule 24f-2.

3. During the fiscal year ending November 30, 1995, 3,975,989 shares of Series A Common
     Stock, representing interests in IAI Bond
     Fund, with an approximate value of
     $35,961,174, and 4,088,937 shares of Series B
     Common Stock, representing interests in IAI
     Institutional Bond Fund, with an approximate value of $37,639,007 were sold in reliance upon Rule 24f-2. During the same period, the Fund redeemed 4,994,513 shares of Series A
     Common Stock, representing interests in IAI
     Bond Fund, with an approximate value of
     $45,310,597 and 1,742,824 shares of Series B
     Common Stock, representing interests in IAI
     Institutional Bond Fund, with an approximate value of $16,220,253, resulting in a net increase of 1,327,589 shares of IAI
     Investment Funds I, Inc. with an approximate value of $12,069,331.

4.   1/29% of $12,069,331 is $4,162.  Such amount
     has been wired to the Commission's account at Mellon Bank.


                IAI Investment Funds I, Inc.



                By________________________
                      William C. Joas
                      Its Secretary

                Dated:  January 22, 1996